Significant partly-owned subsidiaries - Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarized income statement
Net sales	€ 19,220	€ 21,138	€ 23,761
Operating profit/(loss)	1,999	1,661	2,299
Profit/(loss) for the year	1,284	679	4,259
Profit/(loss) for the year attributable to:
Equity holders of the parent	1,277	665	4,250
Non-controlling interests	7	14	9
Summarized statement of financial position
Non-current assets	21,162	21,694
Non-current liabilities	(7,008)	(8,299)
Current liabilities	(11,394)	(10,933)
Non-controlling interests	90	91
Summarized statement of cash flows
Net cash flows from operating activities	2,493	1,317	1,474
Net cash flows (used in)/from investing activities	(117)	1,043	(1,880)
Net cash flows used in financing activities	(2,003)	(1,502)	(837)
Translation differences	16	(91)	19
Net increase/(decrease) in cash and cash equivalents	389	767	(1,224)
Cash and cash equivalents	6,623	6,234	€ 5,467	€ 6,691
Nokia Shanghai Bell Co., Ltd
Summarized income statement
Net sales	760	979
Operating profit/(loss)	46	(6)
Profit/(loss) for the year	11	(26)
Profit/(loss) for the year attributable to:
Equity holders of the parent	11	(26)
Non-controlling interests	0	0
Summarized statement of financial position
Non-current assets	353	400
Non-current liabilities	(59)	(100)
Non-current net assets	294	300
Current assets	1,622	1,642
Current liabilities	(854)	(900)
Current net assets	768	742
Financial assets and liabilities after derivatives	1,062	1,042
Non-controlling interests	0	0
Summarized statement of cash flows
Net cash flows from operating activities	204	51
Net cash flows (used in)/from investing activities	(2)	2
Net cash flows used in financing activities	(85)	(41)
Translation differences	26	(38)
Net increase/(decrease) in cash and cash equivalents	143	(26)
Cash and cash equivalents	€ 843	700
Percentage of distributable after-tax profits for dividends (as a percent)	50.00%
Percentage of shareholders voting rights for special resolution for distribution of profits for dividends	66.667%
Other group entities
Summarized income statement
Net sales	€ 11	€ 19